Notes Payable (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended			12 Months Ended
	Aug. 13, 2014	Dec. 31, 2014	Mar. 31, 2015		Mar. 31, 2014	Dec. 31, 2014		Dec. 31, 2013
Debt Instrument [Line Items]
Balance			$ 5,738,239		$ 5,514,009	$ 5,514,009		$ 4,555,466
Issuances			30,000			800,000		1,464,000
Conversion of accrued interest								68,100
Exchanges for equity						(274,000)		(404,285)
Conversions to equity			(50,000)			(342,500)
Repayments			0		(25,000)	(202,063)		(5,500)
Recognition of debt discount			(16,590)			(347,170)		(574,369)
Amortization of debt discount	121,000	99,000	69,515		98,505	464,470		405,531
Recharacterization of accrued interest as principal						108,059
Accretion of interest expense						24,934		5,066
Settlement of accreted interest						(7,500)
Balance		5,738,239	5,771,164			5,738,239		5,514,009
Debt Discount
Debt Instrument [Line Items]
Balance			(113,257)		(240,491)	(240,491)		(76,719)
Issuances			0			0		0
Conversion of accrued interest								0
Exchanges for equity						0		0
Conversions to equity			0			0
Repayments						0		0
Recognition of debt discount			(16,590)			(347,170)	[1]	(574,369)	[1]
Amortization of debt discount			69,515			464,470		405,531
Recharacterization of accrued interest as principal						0
Accretion of interest expense						9,934	[1]	5,066	[1]
Settlement of accreted interest						0
Balance		(113,257)	(60,332)			(113,257)		(240,491)
Bermuda Lender
Debt Instrument [Line Items]
Balance			4,410,937		4,000,000	4,000,000		3,550,000
Issuances			0			500,000		450,000
Conversion of accrued interest								0
Exchanges for equity						0		0
Conversions to equity			0			0
Repayments						(89,063)		0
Recognition of debt discount			0			0		0
Amortization of debt discount			0			0		0
Recharacterization of accrued interest as principal						0
Accretion of interest expense						0		0
Settlement of accreted interest						0
Balance		4,410,937	4,410,937			4,410,937		4,000,000
Convertible Notes Payable
Debt Instrument [Line Items]
Balance			175,000	[2]	281,000	281,000		0
Issuances			30,000			300,000	[1]	281,000	[1]
Conversion of accrued interest								0
Exchanges for equity						(71,000)		0
Conversions to equity			(50,000)			(342,500)
Repayments						0		0
Recognition of debt discount			0			0		0
Amortization of debt discount			0			0		0
Recharacterization of accrued interest as principal						0
Accretion of interest expense						15,000	[3]	0
Settlement of accreted interest						(7,500)	[3]
Balance		175,000 [2]	155,000	[4]		175,000	[2]	281,000
Notes Payable, Other Payables
Debt Instrument [Line Items]
Balance			1,265,559		1,473,500	1,473,500		1,082,185
Issuances			0			0		733,000
Conversion of accrued interest								68,100
Exchanges for equity						(203,000)		(404,285)
Conversions to equity			0			0
Repayments						(113,000)		(5,500)
Recognition of debt discount			0			0		0
Amortization of debt discount			0			0		0
Recharacterization of accrued interest as principal						108,059
Accretion of interest expense						0	[5]	0
Settlement of accreted interest						0
Balance		$ 1,265,559	$ 1,265,559			$ 1,265,559		$ 1,473,500

[1]	During the years ended December 31, 2014 and 2013, notes with an aggregate principal amounts of $30,000 and $60,000, respectively, bear no interest and were issued for cash consideration of $25,000 and $50,000, respectively. The differences between the principal amounts of the notes and the cash received of $5,000 and $10,000, respectively, were recorded as debt discount and amortized to interest expense over the term of the notes.
[2]	As of December 31, 2014, convertible notes with an aggregate principal balance of $175,000 were convertible at the election of the Company. Of such convertible notes, notes with an aggregate principal balance of $83,333 are also convertible, under certain circumstances, at the election of the holder pursuant to the terms of the notes.
[3]	During the year ended December 31, 2014, pursuant to the terms of certain notes payable with maturity dates ranging from January 8, 2014 to June 10, 2014, the aggregate principal balance of the notes was increased from $90,000 to $105,000. The aggregate $15,000 of principal increases was accreted as interest expense. During the year ended December 31, 2014, $7,500 of the principal increases was settled by the conversion of a convertible note with a maturity date of January 8, 2014 and original principal balance of $30,000 into shares of the Company's common stock.
[4]	As of March 31, 2015, convertible notes with an aggregate principal balance of $155,000 were convertible at the election of the Company. Of such convertible notes, notes with an aggregate principal balance of $83,333 are also convertible, under certain circumstances, at the election of the holder pursuant to the terms of the notes.
[5]	During the year ended December 31, 2014, in connection with the extension of certain notes payable with maturity dates ranging from of August 8, 2013 to March 1, 2014, an aggregate $108,059 of accrued interest was added to the aggregate principal balance of the notes, increasing the aggregate principal balance from $742,500 to $850,559.